Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of right of use assets

	Dec 31 21	Dec 31 20
Opening Balance	$377,035	$204,939
Addition in the year	910,055	306,086
Translation adjustment	(4,328)	10,677
Amortization in the year	(204,917)	(144,667)
Closing Balance	$1,077,845	$377,035

Allocation of Right of Use Assets
Office lease	$1,004,750	$273,644
Car leases	73,095	103,391
Total Right of Use Assets	$1,077,845	$377,035